UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       GNI Capital, Inc.
            --------------------------------------------------------------------
Address:    124 Verdae Blvd, Suite 504
            --------------------------------------------------------------------
            Greenville, SC 29607
            --------------------------------------------------------------------

Form 13F File Number:   28-13456
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Allen Gillespie
            --------------------------------------------------------------------
Title:      CCO
            --------------------------------------------------------------------
Phone:      (864) 288-4221
            --------------------------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Allen Gillespie                Greenville, SC             11/10/2010
    ---------------------------   --------------------------   --------------
             [Signature]               [City, State]               [Date]

Report type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name


--------------------          ----------------------------------------

Report Summary:

Number of Other Included Managers:          1
                                            ------------------------------

Form 13F Information Table Entry Total:     41
                                            ------------------------------

Form 13F Information Table Value Total:     $15,605
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number                    Name

1               28-12230                                ALPS Advisors, Inc.

                           FORM 13F INFORMATION TABLE
                               September 30, 2010

                                                           VALUE    SHRS OR SH/  PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER       TITLE OF CLASS    CUSIP     (X*$1000)  PRN AMT PRN  CALL DISCRETION  MANAGERS   SOLE    SHARED    NONE
 --------------------------- --------------   --------- ----------- ------- ---  ---- ----------  -------- -------------------------
ARCHER DANIELS MIDLAND CO    COM              039483 10 2     479   15,000  SH          OTHER       1                15,000
ARCHER DANIELS MIDLAND CO    COM              039483 10 2     312    9,782  SH          SOLE               9,495                 287
BOSTON SCIENTIFIC CORP       COM              101137 10 7     460   75,000  SH          SOLE              75,000
CITIGROUP INC                COM              172967 10 1      74   18,971  SH          SOLE               7,306              11,665
CLOROX CO DEL                COM              189054 10 9     467    7,000  SH          OTHER       1                 7,000
CLOROX CO DEL                COM              189054 10 9     104    1,555  SH          SOLE               1,555
COCA COLA CO                 COM              191216 10 0     468    8,000  SH          OTHER       1                 8,000
COCA COLA CO                 COM              191216 10 0     211    3,613  SH          SOLE               2,938                 675
COMPANHIA DE BEBIDAS DAS AME SPON ADR PFD     20441W 20 3     593    4,800  SH          OTHER       1                 4,800
COMPANHIA DE BEBIDAS DAS AME SPON ADR PFD     20441W 20 3     290    2,348  SH          SOLE               2,348
COMPANIA DE MINAS BUENAVENTU SPONSORED ADR    204429 10 4     520   11,500  SH          OTHER       1                11,500
COMPANIA DE MINAS BUENAVENTU SPONSORED ADR    204429 10 4     115    2,543  SH          SOLE               2,543
DENDREON CORP                COM              24823Q 10 7     453   11,000  SH          OTHER       1                11,000
DENDREON CORP                COM              24823Q 10 7      72    1,749  SH          SOLE               1,749
DREYFUS HIGH YIELD STRATEGIE SH BEN INT       26200S 10 1     169   37,762  SH          SOLE              37,762
DWS HIGH INCOME TR           SHS NEW          23337C 20 8     375   37,137  SH          SOLE              37,137
INVESCO HIGH YIELD INVST FD  COM              46133K 10 8     325   54,912  SH          SOLE              54,912
ISHARES TR                   IBOXX INV CPBD   464287 24 2     794    7,021  SH          SOLE               7,021
ISHARES INC                  MSCI JAPAN       464286 84 8     368   37,245  SH          SOLE              37,245
ISHARES TR                   BARCLYS TIPS BD  464287 17 6     716    6,565  SH          SOLE               6,565
ISHARES TR                   BARCLY USAGG B   464287 22 6     621    5,712  SH          SOLE               5,712
ISHARES TR                   BARCLYS CR BD    464288 62 0     469    4,348  SH          SOLE               4,348
KRAFT FOODS INC              CL A             50075N 10 4     432   14,000  SH          OTHER       1                14,000
KRAFT FOODS INC              CL A             50075N 10 4     294    9,530  SH          SOLE               8,995                 535
MEDICIS PHARMACEUTICAL CORP  CL A NEW         584690 30 9     282    9,500  SH          OTHER       1                 9,500
MEDICIS PHARMACEUTICAL CORP  CL A NEW         584690 30 9     105    3,531  SH          SOLE               3,531
NEWMONT MINING CORP          COM              651639 10 6     817   13,000  SH          OTHER       1                13,000
NEWMONT MINING CORP          COM              651639 10 6     181    2,878  SH          SOLE               2,723                 155
ORACLE CORP                  COM              68389X 10 5     349   13,000  SH          OTHER       1                13,000
ORACLE CORP                  COM              68389X 10 5     251    9,334  SH          SOLE               7,664               1,670
PHILIP MORRIS INTL INC       COM              718172 10 9     924   16,500  SH          OTHER       1                16,500
PHILIP MORRIS INTL INC       COM              718172 10 9     348    6,208  SH          SOLE               5,572                 636
POWERSHARES ETF TRUST        FINL PFD PTFL    73935X 22 9     243   13,382  SH          SOLE              13,382
POWERSHARES ETF TRUST        FTSE RAFI 1000   73935X 58 3     507   10,076  SH          SOLE              10,076
PROSHARES TR                 PSHS SHRT S&P500 74347R 50 3     483    9,874  SH          SOLE               9,874
PUTMAN HIGH INCOME SEC FUND  SHS BEN INT      746779 10 7     136   15,750  SH          SOLE              15,750
RYDEX ETF TRUST              S&P500 PUR GRW   78355W 40 3     436   11,460  SH          SOLE              11,460
SPDR SERIES TRUST            DB INT GVT ETF   78464A 49 0     475    8,083  SH          SOLE               8,083
SPDR GOLD TRUST              GOLD SHS         78463V 10 7     512    4,000  SH          OTHER       1                 4,000
SPDR GOLD TRUST              GOLD SHS         78463V 10 7     282    2,206  SH          SOLE               2,206
UNITED STATES NATL GAS FUND  UNIT             912318 10 2      93   15,000  SH          SOLE              15,000